Share-Based Compensation (Tables)	12 Months Ended
Jun. 30, 2022
Share-based payment arrangements [Abstract]
Disclosure of Number and Weighted Average Exercise Prices of Share Options
A summary of stock options outstanding is as follows:

	Stock Options	Weighted Average Exercise Price
	#	$
Balance, June 30, 2020	5,748,503	88.60
Granted	786,510	11.56
Exercised (1)	(36,634)	5.70
Expired	(2,383,140)	99.07
Forfeited	(7,233)	134.64
Balance, June 30, 2021	4,108,006	$68.46
Granted	1,335,514	$9.53
Exercised (1)	—	$—
Expired	(544,085)	$30.75
Forfeited	(620,152)	$73.19
Balance, June 30, 2022	4,279,283	$53.97

(1)No stock options were exercised during the year ended June 30, 2022. The weighted average share price on the date stock options were exercised during the year ended June 30, 2021 was $14.88.

Disclosure of Range of Exercise Prices of Outstanding Share Options
The following table summarizes the stock options that are outstanding as at June 30, 2022:

Exercise Price ($)	Expiry Date	Weighted Average Remaining Life	Options Outstanding (#)	Options Exercisable (#)
2.38 - 30.00	August 8, 2022 - May 31, 2027	3.87	2,379,477	1,161,003
31.92 - 99.60	August 10, 2022 - January 28, 2025	1.21	777,426	725,578
100.80 - 133.80	January 15, 2023 - March 13, 2026	2.87	960,354	959,521
135.00 - 163.56	January 2, 2023 - May 21, 2024	1.14	162,026	162,026
		3.03	4,279,283	3,008,128

Weighted Average Assumptions
Stock options granted during the respective periods highlighted below were fair valued based on the following weighted average assumptions:

	Year ended Jun 30,
	2022	2021
Risk-free annual interest rate (1)	0.95%	0.31%
Expected annual dividend yield	—%	—%
Expected stock price volatility (2)	84.21%	81.69%
Expected life of options (years) (3)	2.50	2.40
Forfeiture rate	19.99%	18.75%
(1)The risk-free rate is based on Canada government bonds with a remaining term equal to the expected life of the options.
(2)Volatility was estimated by using the average historical volatilities of the Company and certain competitors.
(3)The expected life in years represents the period of time that options granted are expected to be outstanding.
Summary of Awards Outstanding
A summary of the RSUs and DSUs outstanding are as follows:

	RSUs and DSUs	Weighted Average Issue Price of RSUs and DSUs
	#	$
Balance, June 30, 2020	376,296	44.06
Issued	954,698	10.82
Vested and exercised	(168,784)	44.44
Forfeited	(121,666)	18.77
Balance, June 30, 2021	1,040,544	$16.46
Issued	761,029	$6.98
Vested, released and issued	(362,774)	$21.01
Expired	(417)	$113.16
Forfeited	(123,848)	$10.35
Balance, June 30, 2022	1,314,534	$10.26
(1)As of June 30, 2022, there were 1,100,563 RSUs and 213,971 DSUs outstanding (June 30, 2021 - 983,161 RSUs and 57,383 DSUs).
The following table summarizes the RSUs and DSUs that are outstanding as at June 30, 2022:

Weighted Average Issue Price ($)	Expiry Date	Outstanding (#)	Vested (#)
1.90 - 24.96	February 10, 2023 - May 17, 2025	1,299,175	365,495
33.48 - 58.32	October 15, 2021 - March 13, 2023	2,457	—
90.12 - 113.16	September 10, 2022	12,902	8,202
		1,314,534	373,697
A summary of the PSUs outstanding is as follows:

	PSUs	Weighted Average Issue Price of PSUs
	#	$
Balance, June 30, 2021	387,369	10.06
Issued	441,233	7.81
Vested, released and issued	(12,723)	8.22
Forfeited	(121,508)	9.31
Balance, June 30, 2022	694,371	8.80

The following table summarizes the PSUs that are outstanding as at June 30, 2022:

Weighted Average Issue Price ($)	Expiry Date	Outstanding (#)	Vested (#)
3.32 - 12.96	September 10, 2023 - May 17, 2025	691,092	2,975
13.35 - 23.96	December 8, 2023 - February 11, 2024	3,279	—
		694,371	2,975

Weighted Average Assumptions of PSUs
PSUs granted during the year ended June 30, 2022 were fair valued based on the following weighted average assumptions:

Year ended June 30, 2022

Risk-free annual interest rate (1)	1.23%
Dividend yield	—%
Expected stock price volatility (2)	38.23%
Expected stock price volatility of peer group (2)	28.74%
Expected life of options (years) (3)	3.00
Forfeiture rate	10.30%
Equity correlation against peer group (4)	47.51%
(1)The risk-free rate is based on Canada government bonds with a remaining term equal to the expected life of the PSUs.
(2)Volatility was estimated by using the 20-day VWAP historical volatility of Aurora and the peer group of companies.
(3)The expected life in years represents the period of time that the PSUs granted are expected to be outstanding.
(4)The equity correlation is estimated by using 1-year historical equity correlations for the Company and the peer group of companies.